Investments in Equipment Subject to Operating Leases (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Net Book Value	$ 14,265,326	$ 11,165,590
SQN Echo II And SQN Echo LLC [Member]
Cost Basis	16,777,621	11,227,488
Accumulated Depreciation	2,512,295	61,898
Net Book Value	14,265,326	11,165,590
SQN Echo II And SQN Echo LLC [Member] | Agricultural Equipment [Member]
Cost Basis	807,239	653,458
Accumulated Depreciation	125,677	2,382
Net Book Value	681,562	651,076
SQN Echo II And SQN Echo LLC [Member] | Aircraft Equipment [Member]
Cost Basis	3,469,297
Accumulated Depreciation	250,394
Net Book Value	3,218,903
SQN Echo II And SQN Echo LLC [Member] | Computers [Member]
Cost Basis	671,809	1,529,807
Accumulated Depreciation	233,776	17,505
Net Book Value	438,033	1,512,302
SQN Echo II And SQN Echo LLC [Member] | Forklifts And Fuels Cells [Member]
Cost Basis	7,188,160	5,473,816
Accumulated Depreciation	1,166,572	26,569
Net Book Value	6,021,588	5,447,247
SQN Echo II And SQN Echo LLC [Member] | Heavy Equipment [Member]
Cost Basis	3,047,443	2,514,627
Accumulated Depreciation	435,563	10,244
Net Book Value	2,611,880	2,504,383
SQN Echo II And SQN Echo LLC [Member] | Industrial [Member]
Cost Basis	518,399	466,618
Accumulated Depreciation	97,295	2,135
Net Book Value	421,104	464,483
SQN Echo II And SQN Echo LLC [Member] | Machine tools [Member]
Cost Basis	556,686	556,686
Accumulated Depreciation	68,778	2,943
Net Book Value	487,908	553,743
SQN Echo II And SQN Echo LLC [Member] | Medical and research equipment [Member]
Cost Basis	518,588	32,476
Accumulated Depreciation	134,240	120
Net Book Value	$ 384,348	$ 32,356